Derivative Instruments and Hedging Agreements (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	5 Months Ended
Jan. 31, 2021
Schedule Of Fair Value Of Derivative Assets And Derivative Liabilities, Other Derivatives Not Designated As Hedging Instruments

The following table provides a summary of the changes in fair value of the derivative instruments for the period from February 1, 2020 through August 27, 2020 and the fiscal years ended January 31, 2020 and 2019 (in thousands):

	Assets	Liabilities
Balances as of January 31, 2018	$4,064	$(130)
Sale of derivative instrument	(6,776)	—
Purchase of derivative instrument	9,194	—
Change in fair value of derivative instrument	(2,414)	130
Balances as of January 31, 2019	4,068	$—
Change in fair value of derivative instrument	(4,062)	—
Balances as of January 31, 2020	$6	$—
Change in fair value of derivative instrument	(6)	—
Balances as of August 27, 2021	$—	$—

Derivatives Not Designated as Hedging Instruments

		Fair value
	Balance sheet	(in thousands)
Derivatives not designated as hedging instruments	location	January 31, 2020
Interest rate derivative contracts	Other assets	$6